Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - $ / shares	Nov. 27, 2025	Sep. 30, 2025	May 29, 2025	Jun. 26, 2024	May 29, 2024	Nov. 29, 2023	May 31, 2023
Consolidated Statement of Changes in Stockholders' Equity
Dividends paid, per share	$ 15	$ 15	$ 50	$ 10	$ 10.93	$ 10	$ 9.93